ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details 1) - ESG [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Other payable		$ 2,593,168	$ 2,136,182
Interest rate	5.90%
Funan Agricultural Investment Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payable		$ 289,943	$ 314,668
Interest rate		6.00%	6.00%
Due date		Jun. 26, 2023	Dec. 15, 2022
Funan Small Business financing service center [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payable		$ 1,449,717	$ 786,671
Interest rate		5.90%	5.22%
Due date		Dec. 23, 2023	Nov. 29, 2022
Individual Counterparty [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payable		$ 724,858	$ 786,671
Due date		Aug. 29, 2023
AOCI Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payable		$ 128,650	$ 248,172